Oppenheimer Baring China Fund           Oppenheimer Money Market Fund,
                                        Inc.
Oppenheimer Baring Japan Fund           Oppenheimer Portfolio Series
Oppenheimer Capital Appreciation Fund   Oppenheimer Portfolio Series
                                        Fixed Income
Oppenheimer Champion Income Fund           Active Allocation Fund
Oppenheimer Core Bond Fund              Oppenheimer Quest Balanced Fund
Oppenheimer Developing Markets Fund     Oppenheimer Quest Opportunity
                                        Value Fund
Oppenheimer Discovery Fund              Oppenheimer Real Estate Fund
Oppenheimer Emerging Growth Fund        Oppenheimer Rising Dividends
                                        Fund, Inc.
Oppenheimer Equity Fund, Inc.           Oppenheimer Select Value Fund
Oppenheimer Global Fund                 Oppenheimer Small- & Mid- Cap
                                        Value Fund
Oppenheimer Global Opportunities Fund   Oppenheimer Strategic Income Fund
Oppenheimer Global Value Fund           Oppenheimer Transition 2010 Fund
Oppenheimer International Bond Fund     Oppenheimer Transition 2015 Fund
Oppenheimer International Diversified   Oppenheimer Transition 2020 Fund
Fund
Oppenheimer International Small         Oppenheimer Transition 2025 Fund
Company Fund
Oppenheimer International Value Fund    Oppenheimer Transition 2030 Fund
Oppenheimer Limited-Term Government     Oppenheimer Transition 2040 Fund
Fund
Oppenheimer Main Street Opportunity     Oppenheimer Transition 2050 Fund
Fund
Oppenheimer Main Street Small Cap Fund  Oppenheimer U.S. Government Trust
Oppenheimer MidCap Fund                 Oppenheimer Value Fund

               Prospectus Supplement dated April 28, 2008

This supplement amends the Prospectus of each of the above referenced funds (each a "Fund") as follows and is in addition to any other supplement(s):

1.    The address information following the bullet points in the section titled "How to Sell Shares - How Do You Sell Shares by
   Mail?" is deleted in its entirety and is replaced by the following:

            Use the following address for requests by mail:
                       OppenheimerFunds Services
                             P.O. Box 5270
                        Denver, Colorado 80217
           Use one of the following addresses for courier or
                        express mail requests:
         Prior to October 10, 2008:   On or after October 10,
                                               2008:
         OppenheimerFunds Services   OppenheimerFunds Services
          10200 East Girard Avenue    12100 East Iliff Avenue
                 Building D                  Suite 300
           Denver, Colorado 80231      Aurora, Colorado 80014

2.    The following is added to the Prospectus of each Fund:

     Present or former officers, directors, trustees and
     employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the
     subsidiaries of its parent company, and retirement plans
     established for the benefit of such individuals, are
     permitted to purchase Class Y shares of the Fund.

April 28, 2008                                               PS0000.039